UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

U.S. Equity Research ETF (TSPA)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about U.S. Equity Research ETF (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research ETF	$18	0.35%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,074,189
  Number of Portfolio Holdings333
  Portfolio Turnover Rate25.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	38.4%
Financials	12.3
Communication Services	9.7
Consumer Discretionary	9.1
Health Care	8.9
Industrials & Business Services	8.4
Consumer Staples	4.4
Energy	3.0
Utilities	2.2
Other	3.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.4%
Apple	6.5
Alphabet	5.9
Microsoft	4.3
Amazon.com	3.7
Broadcom	2.6
Micron Technology	2.1
Meta Platforms	2.0
Tesla	1.8
Advanced Micro Devices	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Equity Research ETF (TSPA)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF967-053 08/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026

T. ROWE PRICE
TSPA	U.S. Equity Research ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
 FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended				6/8/21(1) Through
	6/30/26	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
NET ASSET VALUE
Beginning of period	$ 42.74	$ 36.92	$ 29.36	$ 22.72	$ 28.25	$ 25.00
Investment activities
Net investment income(2)(3)	0.16	0.32	0.32	0.31	0.26	0.14
Net realized and unrealized gain/loss	4.59	5.77	7.42	6.45	(5.53)	3.23
Total from investment activities	4.75	6.09	7.74	6.76	(5.27)	3.37
Distributions
Net investment income	-	(0.27)	(0.18)	(0.12)	(0.23)	(0.12)
Net realized gain	-	-	-	-	(0.03)	-
Total distributions	-	(0.27)	(0.18)	(0.12)	(0.26)	(0.12)
NET ASSET VALUE
End of period	$ 47.49	$ 42.74	$ 36.92	$ 29.36	$ 22.72	$ 28.25

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
 FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended				6/8/21(1) Through
	6/30/26	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	11.11%	16.48%	26.37%	29.77%	(18.64)%	13.51%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.35%(5)	0.34%	0.34%	0.34%	0.34%	0.34%(5)
Net expenses after waivers/payments by Price Associates	0.35%(5)	0.34%	0.34%	0.34%	0.34%	0.34%(5)
Net investment income	0.72%(5)	0.81%	0.90%	1.18%	1.05%	0.92%(5)
Portfolio turnover rate(6)	25.6%	43.6%	43.5%	42.2%	39.9%	13.0%
Net assets, end of period (in millions)	$ 4,074	$ 2,117	$ 1,056	$ 95	$ 23	$ 23

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

June 30, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
COMMUNICATION SERVICES 9.7%
Entertainment 1.0%
Live Nation Entertainment (1)	16,429	3,008
Netflix (1)	356,692	25,468
Spotify Technology (1)	3,780	1,736
TKO Group Holdings	33,834	6,811
Walt Disney	50,882	4,897
		41,920
Interactive Media & Services 8.0%
Alphabet, Class A	294,698	105,316
Alphabet, Class C	385,809	136,318
Meta Platforms, Class A	147,922	83,323
		324,957
Wireless Telecommunication Services 0.7%
T-Mobile US	171,880	28,830
		28,830
Total Communication Services		395,707
CONSUMER DISCRETIONARY 9.1%
Automobiles 1.9%
General Motors	72,028	5,552
Tesla (1)	173,011	72,768
		78,320
Broadline Retail 3.7%
Amazon.com (1)	635,062	151,361
eBay	8,487	948
		152,309

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Hotels, Restaurants & Leisure 1.6%
Airbnb, Class A (1)	13,445	1,924
Booking Holdings	64,821	11,554
Chipotle Mexican Grill (1)	168,660	5,734
DoorDash, Class A (1)	16,082	2,968
Hilton Worldwide Holdings	30,230	9,990
Las Vegas Sands	36,588	1,690
McDonald's	52,492	14,189
Royal Caribbean Cruises	14,580	4,629
Starbucks	41,016	4,191
Viking Holdings (1)	30,486	3,191
Yum! Brands	34,604	5,532
		65,592
Household Durables 0.2%
Toll Brothers	35,311	5,818
		5,818
Specialty Retail 1.7%
AutoZone (1)	1,392	4,449
Carvana (1)	86,035	5,663
Home Depot	68,698	24,229
Lowe's	30,168	6,652
O'Reilly Automotive (1)	82,146	7,565
Ross Stores	22,702	4,832
TJX	77,613	11,758
Tractor Supply	35,186	1,112
Ulta Beauty (1)	3,901	1,759
		68,019
Total Consumer Discretionary		370,058
CONSUMER STAPLES 4.4%
Beverages 1.0%
Coca-Cola	285,186	23,177

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Keurig Dr Pepper	144,598	4,733
Monster Beverage (1)	48,663	4,677
PepsiCo	54,796	7,419
		40,006
Consumer Staples Distribution & Retail 1.5%
Costco Wholesale	30,235	28,284
Sysco	2,500	209
Target	4,460	583
Walmart	277,514	31,431
		60,507
Food Products 0.2%
Magnum Ice Cream (1)(2)	2,811	49
McCormick	21,929	1,106
Mondelez International	113,763	6,580
		7,735
Household Products 0.8%
Colgate-Palmolive	83,806	7,683
Procter & Gamble	165,628	24,288
		31,971
Personal Care Products 0.3%
elf Beauty (1)	15,804	1,169
Estee Lauder, Class A	50,758	4,007
Kenvue	63,187	1,208
Unilever, ADR	89,001	5,351
		11,735
Tobacco 0.6%
Altria Group	84,588	6,086
Philip Morris International	108,352	19,602
		25,688
Total Consumer Staples		177,642

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
ENERGY 3.0%
Energy Equipment & Services 0.2%
Baker Hughes	75,462	4,188
SLB	136,831	6,362
		10,550
Oil, Gas & Consumable Fuels 2.8%
Chevron	138,128	22,896
ConocoPhillips	132,430	13,767
Diamondback Energy	31,398	5,519
EOG Resources	31,983	4,149
EQT	85,063	4,523
Exxon Mobil	228,144	31,192
Kinder Morgan	18,300	585
Marathon Petroleum	16,600	4,244
Phillips 66	21,245	3,592
Targa Resources	28,786	7,719
Valero Energy	19,449	5,065
Williams	130,484	9,700
		112,951
Total Energy		123,501
FINANCIALS 12.3%
Banks 3.5%
Bank of America	490,216	27,933
Citigroup	164,031	22,958
East West Bancorp	14,021	1,810
Fifth Third Bancorp	85,868	4,840
Huntington Bancshares	269,542	4,779
JPMorgan Chase	157,868	51,675
KeyCorp	139,890	3,224
Popular	13,841	2,272
U.S. Bancorp	208,797	12,611

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Wells Fargo	102,163	8,443
Western Alliance Bancorp	29,095	2,392
		142,937
Capital Markets 3.0%
Ares Management	33,821	3,765
Bank of New York Mellon	69,969	10,118
Blackrock	10,421	10,020
Blackstone	13,051	1,536
Cboe Global Markets	2,057	499
Charles Schwab	142,969	13,192
Goldman Sachs Group	14,907	15,076
Interactive Brokers Group, Class A	20,300	1,767
Intercontinental Exchange	65,966	8,121
Invesco	67,909	1,792
KKR	71,375	6,551
LPL Financial Holdings	5,500	1,549
Moody's	14,543	6,587
Morgan Stanley	89,961	18,805
MSCI	3,800	2,128
Robinhood Markets, Class A (1)	36,504	3,661
S&P Global	18,004	7,332
TPG	67,956	2,756
Tradeweb Markets, Class A	68,642	6,841
		122,096
Consumer Finance 0.4%
American Express	20,786	7,031
Capital One Financial	51,156	10,263
Figure Technology Solutions, Class A (1)	35,675	1,096
		18,390
Financial Services 3.4%
Apollo Global Management	23,127	2,736

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Berkshire Hathaway, Class B (1)	66,887	33,470
Block (1)	159,650	12,133
Corebridge Financial	28,212	808
Corpay (1)	16,951	5,649
Equitable Holdings	118,625	5,205
Fiserv (1)	37,500	1,839
Global Payments	19,055	1,383
Mastercard, Class A	84,692	43,498
Visa, Class A	78,414	26,903
Voya Financial	41,213	3,731
		137,355
Insurance 2.0%
Allstate	39,991	9,515
American International Group	73,160	5,453
Aon, Class A	37,686	12,500
Arthur J. Gallagher	3,500	803
Axis Capital Holdings	29,683	3,189
Chubb	48,366	16,480
Marsh & McLennan	82,928	13,822
MetLife	103,768	8,780
Progressive	17,766	3,881
Willis Towers Watson	27,929	7,300
		81,723
Total Financials		502,501
HEALTH CARE 8.9%
Biotechnology 1.8%
AbbVie	101,099	25,441
Amgen	29,017	10,508
Biogen (1)	3,800	821
Gilead Sciences	106,798	13,493
Moderna (1)	80,600	5,644
Natera (1)	22,147	6,012

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Regeneron Pharmaceuticals	3,378	2,106
Vertex Pharmaceuticals (1)	18,660	9,269
		73,294
Health Care Equipment & Supplies 1.0%
Abbott Laboratories	115,598	10,489
Becton Dickinson & Company	4,700	711
Boston Scientific (1)	92,160	3,933
Dexcom (1)	9,300	626
Edwards Lifesciences (1)	34,784	3,147
GE HealthCare Technologies	11,100	711
IDEXX Laboratories (1)	1,800	948
Intuitive Surgical (1)	19,982	7,946
Medtronic	65,209	5,101
Stryker	25,790	8,120
		41,732
Health Care Providers & Services 1.8%
BrightSpring Health Services (1)	33,659	2,348
Cardinal Health	21,634	5,139
Cencora	19,472	5,510
Centene (1)	38,559	2,475
CVS Health	119,649	12,378
Elevance Health	16,537	6,395
Guardant Health (1)	39,751	5,964
Humana	2,100	834
McKesson	815	616
Quest Diagnostics	1,551	329
Tenet Healthcare (1)	21,682	4,056
UnitedHealth Group	67,426	28,024
		74,068

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Health Care Technology 0.0%
Veeva Systems, Class A (1)	7,500	1,331
		1,331
Life Sciences Tools & Services 0.8%
Agilent Technologies	7,700	1,023
Charles River Laboratories International (1)	17,829	4,043
Danaher	36,570	6,966
IQVIA Holdings (1)	1,307	253
Revvity	11,121	1,237
Thermo Fisher Scientific	23,692	11,878
Waters (1)	7,810	2,929
West Pharmaceutical Services	8,685	3,118
		31,447
Pharmaceuticals 3.5%
Bristol-Myers Squibb	186,025	10,719
Eli Lilly	52,390	62,838
Johnson & Johnson	145,770	37,021
Merck	152,969	19,657
Pfizer	211,621	5,096
Viatris	324,691	5,156
Zoetis	8,800	632
		141,119
Total Health Care		362,991
INDUSTRIALS & BUSINESS SERVICES 8.4%
Aerospace & Defense 2.2%
Axon Enterprise (1)	10,302	5,775
Boeing (1)	67,187	14,544
General Electric	82,699	30,907
Honeywell Aerospace (1)	6,667	1,474
Howmet Aerospace	35,408	9,520
L3Harris Technologies	15,221	4,423

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Northrop Grumman	18,014	9,175
RTX	51,564	9,783
TransDigm Group	1,854	2,470
		88,071
Air Freight & Logistics 0.0%
CH Robinson Worldwide	4,100	772
		772
Building Products 0.4%
Carrier Global	66,615	4,886
Johnson Controls International	39,135	5,718
Madison Air Solutions, Class A (1)	24,120	941
Trane Technologies	12,528	6,153
		17,698
Commercial Services & Supplies 0.3%
Cintas	29,214	4,969
Republic Services	3,600	767
Veralto	10,411	923
Waste Connections	13,010	2,169
Waste Management	18,783	4,186
		13,014
Construction & Engineering 0.1%
API Group (1)	52,853	2,238
Comfort Systems	800	1,586
Quanta Services	800	576
		4,400
Electrical Equipment 1.3%
Eaton	29,129	12,412
Emerson Electric	46,132	6,604
GE Vernova	11,109	13,052
Innio (1)	56,033	2,216

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
NEXTracker, Class A (1)	15,800	1,882
Vertiv Holdings, Class A	40,063	13,414
Vicor (1)	10,500	3,988
		53,568
Ground Transportation 0.9%
Canadian National Railway	39,255	4,681
CSX	257,480	12,238
FedEx Freight Holding (1)	4,630	699
Old Dominion Freight Line	39,536	8,563
Saia (1)	18,572	7,822
Uber Technologies (1)	52,698	3,803
		37,806
Industrial Conglomerates 0.1%
3M	4,888	792
Honeywell International	14,967	3,351
		4,143
Machinery 2.5%
Caterpillar	33,497	35,671
Deere	25,465	16,153
Dover	12,896	2,892
Esab	37,477	3,697
Fortive	135,960	8,306
Ingersoll-Rand	59,121	4,847
Middleby (1)	27,822	4,786
PACCAR	87,680	10,532
Parker-Hannifin	13,789	13,487
Pentair	10,722	822
Stanley Black & Decker	20,685	1,947
		103,140

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Passenger Airlines 0.2%
United Airlines Holdings (1)	47,120	6,408
		6,408
Professional Services 0.2%
Booz Allen Hamilton Holdings	28,423	1,724
Equifax	14,212	2,256
Verisk Analytics	15,776	2,832
		6,812
Trading Companies & Distributors 0.2%
SiteOne Landscape Supply (1)	15,579	1,782
WW Grainger	3,690	5,020
		6,802
Total Industrials & Business Services		342,634
INFORMATION TECHNOLOGY 38.4%
Communications Equipment 1.4%
Arista Networks (1)	60,121	10,213
Ciena (1)	2,096	1,028
Cisco Systems	302,488	35,530
F5 (1)	3,800	1,581
Lumentum Holdings (1)	1,594	1,368
Motorola Solutions	11,242	4,669
Viavi Solutions (1)	30,500	1,456
		55,845
Electronic Equipment, Instruments & Components 2.1%
Amphenol, Class A	112,373	19,814
Coherent (1)	18,211	7,184
Corning	72,960	18,636
Flex (1)	37,800	6,126
Jabil	16,329	6,294
Keysight Technologies (1)	24,940	8,731

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
TE Connectivity	40,147	8,094
Teledyne Technologies (1)	15,046	10,034
		84,913
IT Services 0.1%
Akamai Technologies (1)	6,806	804
Shopify, Class A (1)	19,100	2,181
		2,985
Semiconductors & Semiconductor Equipment 20.0%
Advanced Micro Devices (1)	123,191	71,563
Analog Devices	32,163	12,774
Applied Materials	62,322	45,059
Astera Labs (1)	17,300	8,356
Broadcom	285,693	107,920
Credo Technology Group Holding (1)	27,900	7,587
Entegris	9,800	1,763
Globalfoundries	82,100	6,766
Intel (1)	384,643	53,708
KLA	85,226	25,713
Lam Research	66,272	28,718
Marvell Technology	80,167	23,881
Micron Technology	75,667	87,342
Monolithic Power Systems	3,679	5,086
NVIDIA	1,504,896	301,115
ON Semiconductor (1)	5,100	482
Qnity Electronics	18,029	2,944
QUALCOMM	21,375	3,950
Teradyne	13,616	6,588
Texas Instruments	35,042	10,445
Tower Semiconductor (1)	12,600	3,284
		815,044

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Software 6.6%
Adobe (1)	5,785	1,186
AppLovin, Class A (1)	21,952	11,310
Autodesk (1)	13,326	2,591
Cadence Design Systems (1)	7,706	2,892
Crowdstrike Holdings, Class A (1)	13,964	10,656
Datadog, Class A (1)	17,400	4,530
Descartes Systems Group (1)	51,431	3,561
Fair Isaac (1)	800	956
HubSpot (1)	1,696	310
Intuit	13,500	3,524
Microsoft	466,498	174,013
Oracle	108,236	15,862
Palantir Technologies, Class A (1)	4,145	484
Palo Alto Networks (1)	51,209	17,463
PTC (1)	4,405	500
Salesforce.com	60,064	9,410
ServiceNow (1)	72,896	7,237
Workday (1)	7,800	955
		267,440
Technology Hardware, Storage & Peripherals 8.2%
Apple	915,591	264,935
Dell Technologies, Class C	25,102	10,831
Sandisk (1)	13,113	29,815
Seagate Technology Holdings	18,729	18,074
Western Digital	19,904	12,713
		336,368
Total Information Technology		1,562,595
MATERIALS 1.8%
Chemicals 0.9%
Albemarle	15,000	2,025

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
CF Industries Holdings	14,619	1,582
Corteva	37,722	3,195
Ecolab	6,388	1,780
Linde	37,790	19,611
LyondellBasell Industries, Class A	13,786	726
Mosaic	72,167	1,529
RPM International	3,029	337
Sherwin-Williams	16,698	5,749
		36,534
Construction Materials 0.2%
CRH	38,428	4,112
Martin Marietta Materials	6,466	3,729
		7,841
Containers & Packaging 0.2%
Ball	48,013	2,996
International Paper	87,449	3,332
Packaging of America	10,438	2,487
		8,815
Metals & Mining 0.5%
Agnico Eagle Mines	13,779	2,138
Franco-Nevada	20,024	4,174
Freeport-McMoRan	108,691	6,836
MP Materials (1)(2)	27,200	1,523
Steel Dynamics	21,531	4,940
		19,611
Paper & Forest Products 0.0%
West Fraser Timber (2)	35,096	2,376
		2,376
Total Materials		75,177

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 1.5%
Health Care REITs 0.4%
Welltower, REIT	75,617	17,163
		17,163
Industrial REITs 0.1%
Prologis, REIT	25,732	3,486
Rexford Industrial Realty, REIT	51,762	1,734
		5,220
Office REITs 0.0%
BXP, REIT	25,552	1,694
		1,694
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	29,948	4,034
		4,034
Residential REITs 0.2%
AvalonBay Communities, REIT	15,418	2,909
Equity LifeStyle Properties, REIT	13,348	860
Essex Property Trust, REIT	12,072	3,520
Sun Communities, REIT	8,292	995
		8,284
Retail REITs 0.2%
Federal Realty Investment Trust, REIT	17,311	2,137
Simon Property Group, REIT	16,247	3,633
		5,770
Specialized REITs 0.5%
American Tower, REIT	10,557	1,727
CubeSmart, REIT	24,271	965
Equinix, REIT	10,408	10,849

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Public Storage, REIT	15,760	5,017
		18,558
Total Real Estate		60,723
UTILITIES 2.2%
Electric Utilities 1.2%
Alliant Energy	111,350	8,495
Constellation Energy	2,780	691
NextEra Energy	168,702	14,807
PG&E	266,418	4,481
Southern	118,935	11,383
Xcel Energy	110,926	8,907
		48,764
Gas Utilities 0.1%
Atmos Energy	23,941	4,124
		4,124
Independent Power & Renewable Electricity Producer 0.2%
Vistra	46,615	7,395
		7,395
Multi-Utilities 0.7%
Ameren	31,664	3,579
CMS Energy	38,222	2,924
Consolidated Edison	63,925	7,072
Dominion Energy	45,100	3,080
DTE Energy	21,993	3,351
Sempra	84,926	7,874
		27,880
Total Utilities		88,163
Total Common Stocks (Cost $3,419,308)		4,061,692

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 3.58% (3)	13,290,736	13,291
Total Short-Term Investments (Cost $13,291)		13,291
SECURITIES LENDING COLLATERAL 0.0%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.66% (3)(4)	721,008	721
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		721
Total Securities Lending Collateral (Cost $721)		721
Total Investments in Securities 100.0% of Net Assets (Cost $3,433,320)		$4,075,704

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	See Note 3. All or a portion of this security is on loan at June 30, 2026.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Treasury Reserve Fund	$—	$—	$— ++
Totals	$— #	$—	$— +

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 6/30/26
T. Rowe Price Treasury Reserve Fund	$3,637	¤	¤	$721
	Total			$721^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $721.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

June 30, 2026 Unaudited
 STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)

Assets
Investments in securities, at value (cost $3,433,320)	$4,075,704
Receivable for investment securities sold	20,097
Receivable for shares sold	11,871
Dividends receivable	1,640
Cash	285
Other assets	1
Total assets	4,109,598
Liabilities
Payable for investment securities purchased	33,344
Investment management and administrative fees payable	1,008
Obligation to return securities lending collateral	721
Other liabilities	336
Total liabilities	35,409
NET ASSETS	$4,074,189
Net Assets Consists of:
Total distributable earnings (loss)	$605,112
Paid-in capital applicable to 85,795,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	3,469,077
NET ASSETS	$4,074,189
NET ASSET VALUE PER SHARE	$47.49
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
 STATEMENT OF OPERATIONS

($000s)

6 Months Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $14)	$13,855
Securities lending	9
Interest	1
Total income	13,865
Expenses
Proxy	336
Investment management and administrative expense	4,334
Miscellaneous expense	1
Total expenses	4,671
Net investment income	9,194
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(12,119)
In-kind redemptions	6,693
Net realized loss	(5,426)
Change in net unrealized gain / loss
Securities	287,132
Other assets and liabilities denominated in foreign currencies	(1)
Change in unrealized gain / loss	287,131
Net realized and unrealized gain / loss	281,705
INCREASE IN NET ASSETS FROM OPERATIONS	$290,899
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
 STATEMENT OF CHANGES IN NET ASSETS

($000s)

	6 Months Ended	Year Ended
	6/30/26	12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$9,194	$13,802
Net realized gain (loss)	(5,426)	179
Change in net unrealized gain / loss	287,131	273,061
Increase in net assets from operations	290,899	287,042
Distributions to shareholders
Net earnings	—	(13,159)
Capital share transactions*
Shares sold	1,695,883	914,888
Shares redeemed	(29,266)	(128,484)
Increase in net assets from capital share transactions	1,666,617	786,404
Net Assets
Increase during period	1,957,516	1,060,287
Beginning of period	2,116,673	1,056,386
End of period	$4,074,189	$2,116,673
*Share information (000s)
Shares sold	36,915	24,075
Shares redeemed	(650)	(3,155)
Increase in shares outstanding	36,265	20,920
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
 NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Equity Research ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth.
The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. In order to provide market participants with information on the fund’s investments, the fund publishes a “Proxy Portfolio” on its website daily. A Proxy Portfolio is a basket of securities that is designed to closely track the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The fund does disclose its full portfolio holdings on a quarterly basis, similar to mutual funds.
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 5,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 – VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On June 30, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 – OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower,

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $3,490,000; the aggregate value of collateral was $3,539,000 and consisted of cash collateral and related investments of $721,000 and U.S. government securities of $2,818,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $874,525,000 and $676,830,000, respectively, for the six months ended June 30, 2026. Portfolio securities received and delivered through in-kind transactions aggregated $1,501,495,000 and $24,926,000, respectively, for the six months ended June 30, 2026.
NOTE 4 – FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2025, the fund had $35,095,000 of available capital loss carryforwards.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $3,439,379,000. Net unrealized gain aggregated $636,325,000 at period-end, of which $721,355,000 related to appreciated investments and $85,030,000 related to depreciated investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

NOTE 5 – FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 – RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.34% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price Fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, approximately 1% of the fund’s outstanding shares were held by Price Funds and accounts.
Cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. The Price Reserve Fund does not pay investment management fees.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 880,632 shares of the fund, representing 1% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

NOTE 8 – OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
NOTE 9 – SUBSEQUENT EVENT
On June 25, 2026, the fund’s shareholders approved a proposal to change the fund’s diversification policy from diversified to nondiversified. The change from diversified to nondiversified will become effective on July 1, 2026.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser).  In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract.  At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser.  The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser.  These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications.  The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record.  The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds.  In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance.  The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.  The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund.  In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser.  Under the Advisory Contract, the fund pays the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate is determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.  The Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in exchange-traded fund fees.  The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable actively managed

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
exchange-traded funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the total expenses ranked in the second quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract.  No single factor was considered in isolation or to be determinative to the decision.  Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF967-051 08/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026